Events after the reporting date	3 Months Ended
Mar. 31, 2021
Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting date
The Company has evaluated its subsequent events through May 6, 2021, the date the unaudited condensed consolidated interim financial statements were available to be issued other than those described below.
On April 23, 2021, the FDA approved the commercial use of ZYNLONTA for the treatment of relapsed or refractory diffuse large B-cell lymphoma. The Company believes that it has sufficient commercial-grade drug product in stock for the foreseeable future and has plans in place with its contract manufacturing organizations to conduct additional manufacturing at the appropriate time.
Prior to regulatory approval, the Company had written down its inventory costs related to the manufacture of ZYNLONTA to a net realizable value of zero. However, in accordance with International Accounting Standard 2 Inventories (“IAS 2”), the Company anticipates reversing previously recorded impairment charges of approximately USD 7 million to USD 8 million during the second quarter of fiscal year 2021 based on a number of factors existing at that time, including the existence of inventory on hand and estimated demand as well as the expiration of such product. The reversal of impairment charges will be recorded as income to research and development expenses in the Company’s Statement of Operations. The amount of the impairment reversal may increase in future periods based on future enhancements that may extend the shelf life of the components used to manufacture ZYNLONTA and/or of the ultimate drug product.
Upon receipt of FDA approval, the Company is obligated to draw down upon USD 50.0 million of convertible loans relating to the second tranche of the Facility Agreement. The Company will account for the second disbursement of convertible loans in a similar manner as the first disbursement (i.e. a convertible loan and an embedded derivative conversion feature) effective on the disbursement date.